Class I, A, L Prospectus | Advantage Portfolio
Advantage Portfolio

Prospectus Supplement

January 23, 2015

Morgan Stanley Institutional Fund, Inc.

Supplement dated January 23, 2015 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2014

Advantage Portfolio
Global Advantage Portfolio

The maximum expense ratios with respect to the Class I, Class A and Class L shares of the Advantage and Global Advantage Portfolios (collectively, the "Portfolios") have been decreased, effective January 23, 2015. Accordingly, effective immediately, the Prospectus is hereby amended as follows:

With respect to the Advantage Portfolio:

The Portfolio's Annual Portfolio Operating Expenses table under the section of the Prospectus entitled "Portfolio Summary—Advantage Portfolio—Fees and Expenses—Annual Portfolio Operating Expenses" is hereby deleted in its entirety and replaced with the following:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Class I, A, L Prospectus Advantage Portfolio		Class I	Class A		Class L
Advisory Fee		0.75%	0.75%	[1]	0.75%
Distribution and/or Shareholder Service (12b-1) Fee		none	0.25%	[1]	0.75%
Other Expenses		1.58%	1.68%	[1]	1.60%
Total Annual Portfolio Operating Expenses	[2]	2.33%	2.68%	[1]	3.10%
Fee Waiver and/or Expense Reimbursement	[2]	1.48%	1.48%	[1]	2.11%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	0.85%	1.20%	[1]	0.99%
[1]	Effective September 9, 2013, Class P shares were renamed Class A shares.
[2]	The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.85% for Class I, 1.20% for Class A and 0.99% for Class L. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. The Portfolio's "Distributor," Morgan Stanley Distribution, Inc., has agreed to waive for at least one year the 12b-1 fee on Class L shares of the Portfolio to the extent it exceeds 0.04% of the average daily net assets of such shares on an annualized basis.

The Portfolio's Example information under the section of the Prospectus entitled "Portfolio Summary—Advantage Portfolio—Fees and Expenses—Example" is hereby deleted in its entirety and replaced with the following:

Example

The example below is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example below assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Class I, A, L Prospectus Advantage Portfolio (USD $)		1 Year	3 Years	5 Years	10 Years
Class I		87	271	471	1,049
Class A	[1]	641	886	1,150	1,903
Class L		101	315	547	1,213
[1]	Effective September 9, 2013, Class P shares were renamed Class A shares.

The footnotes following the Portfolio's Example information under the section of the Prospectus entitled "Portfolio Summary—Advantage Portfolio—Fees and Expenses—Example" are hereby deleted in their entirety and replaced with the following: